Form N-1A Cover	Mar. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Entity Central Index Key	0001557794
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Prospectus Date	Jul. 30, 2025